Employee Future Benefits - Summary of Undiscounted Defined Pension Benefits Expected to be Paid (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	$ 13,704
Pension Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	14,907	$ 15,976
Pension Benefit Plans [Member] | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	456
Pension Benefit Plans [Member] | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	459
Pension Benefit Plans [Member] | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	462
Pension Benefit Plans [Member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	469
Pension Benefit Plans [Member] | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	478
Pension Benefit Plans [Member] | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Total undiscounted defined pension benefits expected to be paid	$ 12,583